Income Taxes - Schedule of Statutory Federal Income Tax Rate (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Statutory Federal Income Tax Rate [Abstract]
Expense (Benefit) at the federal rate, amount					$ (6,688)	$ (1,383)
Expense (Benefit) at the federal rate, percentage					28.82%	28.82%
Other, amount					$ 17,062	$ 1,056
Other, percentage					(73.52%)	(22.01%)
Total income tax provision (benefit), amount					$ 10,374	$ (327)
Total income tax provision (benefit), percentage					(44.70%)	6.81%